INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about intangible assets [abstract]
Disclosure of detailed information about intangible assets

	Externally acquired development costs	Development costs internally generated	Patents, concessions and licenses	Other intangible assets	Total
	(€ thousand)
Gross carrying amount at January 1, 2020	1,567,080	678,989	207,491	48,603	2,502,163
Additions	236,913	83,190	26,867	5,008	351,978
Reclassifications	—	—	3,337	(3,337)	—
Translation differences and other movements	—	(1,846)	(98)	2	(1,942)
Balance at December 31, 2020	1,803,993	760,333	237,597	50,276	2,852,199
Additions	261,457	101,682	17,151	4,537	384,827
Reclassifications	—	—	3,200	(3,200)	—
Translation differences and other movements	—	—	(59)	7	(52)
Balance at December 31, 2021	2,065,450	862,015	257,889	51,620	3,236,974

Accumulated amortization at January 1, 2020	1,034,368	410,930	176,301	42,626	1,664,225
Amortization	139,546	41,008	26,048	2,083	208,685
Translation differences and other movements	—	—	(2)	1	(1)
Balance at December 31, 2020	1,173,914	451,938	202,347	44,710	1,872,909
Amortization	146,664	47,808	29,495	1,925	225,892
Balance at December 31, 2021	1,320,578	499,746	231,842	46,635	2,098,801

Carrying amount at:
January 1, 2020	532,712	268,059	31,190	5,977	837,938
December 31, 2020	630,079	308,395	35,250	5,566	979,290
December 31, 2021	744,872	362,269	26,047	4,985	1,138,173